15. Trade and Other Receivables (Details - Bad debt provision) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade And Other Receivables Details - Bad Debt Provision
Beginning balance	$ 50,426	$ 488,978	$ 521,111
Provided during the year	40,022	0	29,313
Receivable written off during the year as uncollectible	(30,846)	(35,612)	(19,092)
Unused amount reversed	(12,323)	(389,116)	(30,840)
Currency exchange rate and other adjustment	7,024	(13,824)	(11,514)
Ending balance	$ 54,303	$ 50,426	$ 488,978